PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Nov. 20, 2019 CNY (¥)	Nov. 20, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash	¥ 439,492,788	$ 67,355,217	¥ 297,273,822
Prepayments and other current assets	58,629,416	8,985,351	52,485,930
Total current assets	682,820,789	104,646,864	433,994,091
Non-current assets
Total non-current assets	262,008,756	40,154,599	32,881,563
Total assets	944,829,545	144,801,463	466,875,654
Current liabilities
Accrued Expenses And Other Liabilities, Current	118,958,796	18,231,232	71,768,573
Total current liabilities	176,680,478	27,077,467	123,897,931
Non-current liabilities
Convertible debt				¥ 31,800,000	$ 4,500,000
Total non-current liabilities	10,954,883	1,678,909
Total liabilities	187,635,361	28,756,376	123,897,931
Mezzanine Equity
Total mezzanine equity			1,730,477,756
Shareholders' equity/(deficit):
Ordinary Shares			3,446
Additional paid-in capital	2,188,870,625	335,459,100
Accumulated other comprehensive loss	(107,514,737)	(16,477,354)	(41,101,943)
Accumulated deficit	(1,324,173,722)	(202,938,501)	(1,346,401,536)
Total shareholders' equity/(deficit)	757,194,184	116,045,087	(1,387,500,033)			¥ (685,037,291)	¥ (298,577,951)
Total liabilities, mezzanine equity and shareholders' equity/(deficit)	944,829,545	144,801,463	466,875,654
Parent Company | Reportable Legal Entities
Current assets
Cash	261,878,455		720,560
Prepayments and other current assets	1,483,169		7,074,766
Total current assets	263,361,624		7,795,326
Non-current assets
Investment in subsidiaries and consolidated VIE and VIE's subsidiaries	517,611,994		335,182,397
Total non-current assets	517,611,994		335,182,397
Total assets	780,973,618		342,977,723
Current liabilities
Accrued Expenses And Other Liabilities, Current	23,779,434
Total current liabilities	23,779,434
Mezzanine Equity
Total mezzanine equity			1,730,477,756
Shareholders' equity/(deficit):
Ordinary Shares			3,446
Additional paid-in capital	2,188,870,625
Accumulated other comprehensive loss	(107,514,737)		(41,101,943)
Accumulated deficit	(1,324,173,722)		(1,346,401,536)
Total shareholders' equity/(deficit)	757,194,184		(1,387,500,033)
Total liabilities, mezzanine equity and shareholders' equity/(deficit)	780,973,618		342,977,723
Series A Convertible Preferred Shares
Mezzanine Equity
Total mezzanine equity			29,751,569			29,751,569	2,707,910
Series A Convertible Preferred Shares | Parent Company | Reportable Legal Entities
Mezzanine Equity
Total mezzanine equity			29,751,569
Series A-1 Redeemable Convertible Preferred Shares
Mezzanine Equity
Total mezzanine equity			17,959,327			16,359,651	14,421,687
Series A-1 Redeemable Convertible Preferred Shares | Parent Company | Reportable Legal Entities
Mezzanine Equity
Total mezzanine equity			17,959,327
Series B Redeemable Convertible Preferred Shares
Mezzanine Equity
Total mezzanine equity			483,612,008			239,225,246	126,523,152
Series B Redeemable Convertible Preferred Shares | Parent Company | Reportable Legal Entities
Mezzanine Equity
Total mezzanine equity			483,612,008
Series C Redeemable Convertible Preferred Shares
Mezzanine Equity
Total mezzanine equity			327,278,389			178,003,498	120,091,743
Series C Redeemable Convertible Preferred Shares | Parent Company | Reportable Legal Entities
Mezzanine Equity
Total mezzanine equity			327,278,389
Series C-1 Redeemable Convertible Preferred Shares
Mezzanine Equity
Total mezzanine equity			258,898,069			150,811,043	110,232,273
Series C-1 Redeemable Convertible Preferred Shares | Parent Company | Reportable Legal Entities
Mezzanine Equity
Total mezzanine equity			258,898,069
Series D Redeemable Convertible Preferred Shares
Mezzanine Equity
Total mezzanine equity			612,978,394			¥ 460,765,137	¥ 202,588,261
Series D Redeemable Convertible Preferred Shares | Parent Company | Reportable Legal Entities
Mezzanine Equity
Total mezzanine equity			¥ 612,978,394
Class A
Shareholders' equity/(deficit):
Ordinary Shares	8,572	1,314
Class A | Parent Company | Reportable Legal Entities
Shareholders' equity/(deficit):
Ordinary Shares	8,572
Class B
Shareholders' equity/(deficit):
Ordinary Shares	3,446	$ 528
Class B | Parent Company | Reportable Legal Entities
Shareholders' equity/(deficit):
Ordinary Shares	¥ 3,446